Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 163,164	[1],[2]	¥ 129,150		¥ 165,278
Changes that directly affected Income tax expense	(4,118)		16,196		(39,410)
Expiration of net operating loss carryforwards	0
Others	39,754		17,818		3,282
Total	39,754		17,818		3,282
Balance at end of fiscal year	¥ 198,800	[1],[2]	¥ 163,164	[1],[2]	¥ 129,150

[1]	The amount includes ¥26,633 million and ¥24,978 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥24,675 million and ¥24,978 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥73,736 million and ¥49,393 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥46,734 million and ¥43,488 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.